Subsequent Events	8 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

Entry into a Material Definitive Agreement

On December 10, 2020, the Company announced that it executed a Business Combination Agreement (the “Business Combination Agreement”), dated as of December 10, 2020, with Project Power Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Lightning Systems, Inc., a Delaware corporation (“Lightning Systems”) (the transactions contemplated by the Business Combination Agreement, the “Business Combination”). The Company filed a Current Report on Form 8-K on December 11, 2020 with the SEC (the “Form 8-K Filing”), which provides a summary of the Business Combination Agreement and the other agreements entered into (and certain agreements to be entered into) in connection with the Business Combination. Such agreements were attached in the exhibits of the Form 8-K Filing. Below outlines the key terms of the Business Combination Agreement and other agreements entered into by the Company.

The Merger

Pursuant to the terms of the Business Combination Agreement, the Company has agreed to pay Lightning Systems equity holders aggregate consideration consisting of up to 53,922,000 shares of Common Stock, including any shares issuable in respect of vested equity awards of Lightning Systems that are exercised prior to the closing of the Business Combination (the “Closing”) or equity awards of Lightning Systems that the Company assumes and which are exercised following the Closing in accordance with the terms of such equity awards. In addition, the Company may issue pursuant to the Business Combination Agreement up to an additional 16,463,096 shares of Common Stock to equity holders of Lightning Systems who have received, or are entitled to receive, any per share merger consideration (such holders, the “Stockholder Earnout Group” and such shares, the “Stockholder Earnout Shares”)

Lightning Systems Stockholder Earnout Shares

Pursuant to the terms of the Business Combination Agreement, holders of Lightning Systems Capital Stock will receive, in the aggregate, up to an additional 16,463,096 shares of Common Stock (the “Stockholder Earnout Shares”) in three equal tranches if, during the period from the Closing through and including the fifth anniversary of the date of the Closing, the dollar volume-weighted average price of Common Stock (as determined in accordance with the Business Combination Agreement) equals or exceeds $12.00, $14.00 and $16.00 per share for twenty (20) of any thirty (30) consecutive trading days commencing after the Closing on the NYSE, Nasdaq or any other national securities exchange, as applicable for each of such three tranches, respectively.

Incentive Plan

In connection with the Merger, the Company will adopt, subject to the approval of the stockholders of the Company, an equity incentive award plan for the Company with an initial award pool of the Company’s Common Stock equal to the sum of (i) the amount that is equal to ten percent (10%) of the shares of Common Stock outstanding as of immediately after the Effective Time (rounded up to the nearest whole share), plus the aggregate number of shares of Common Stock underlying the exchanged options, which plan shall include an “evergreen” provision pursuant to which such award pool will automatically increase on each of January 1, 2022 and each anniversary thereof during the effectiveness of such plan by an amount equal to the lesser of (i) five percent (5%) of the shares of Common Stock issued and outstanding as of 12:01 a.m. (Central Time) on such date and (ii) such lesser amount determined by the board of directors, and which plan shall be effective at and after Closing.

Stockholder Support Agreement

The Company, Lighting Systems and the certain stockholders of Lightning Systems (the “Key Company Stockholders”), concurrently with the execution and delivery of the Business Combination Agreement, have entered into the Stockholder Support Agreement (the “Stockholder Support Agreement”), pursuant to which such Key Company Stockholders have agreed, among other things, to vote all of their shares of Lightning Systems Capital Stock in favor of the Business Combination Agreement and the Business Combination, including the Merger.

Sponsor Support Agreement

Contemporaneously with the execution of the Business Combination Agreement on December 10, 2020, the Company, Lightning Systems and GigAcquisitions3, LLC (the “Sponsor”) entered into the Sponsor Support Agreement (the “Sponsor Support Agreement”), pursuant to which the Sponsor has agreed, among other things, to vote (or execute and return an action by written consent), or cause to be voted at the Special Meeting (or validly execute and return and cause such consent to be granted with respect to), all of its shares of Company Common Stock (A) in favor of the approval and adoption of the Business Combination Agreement and approval of the Business Combination, including the Merger, (B) against any action, agreement or transaction or proposal that would result in a breach of any covenant, representation or warranty or any other obligation or agreement of the Company under the Business Combination Agreement or that would reasonably be expected to result in the failure of the Merger from being consummated and (C) in favor of each of the proposals and any other matters necessary or reasonably requested by the Company for consummation of the Business Combination, including the Merger.

PIPE Subscription Agreement

In connection with the execution of the Business Combination Agreement, the Company entered into a subscription agreement (the “PIPE Subscription Agreement”), dated as of December 10, 2020, with BP Technology Ventures, Inc. (the “PIPE Investor”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to the Closing, an aggregate of 2,500,000 shares of Company Common Stock at $10.00 per share, for an aggregate purchase price of $25,000,000, to the PIPE Investor. The purpose of the PIPE Investment is to raise additional capital for use by the post-combination company following the Closing. The obligations to consummate the subscription are conditioned upon, among other things, all conditions precedent to the Closing of the transactions contemplated by the Convertible Note Subscription Agreements (as defined below) having been satisfied or waived, and the Closing of the transaction contemplated by the PIPE Subscription Agreement occurring concurrently with the Closing of the transactions contemplated by the Convertible Note Subscription Agreements.

Convertible Note Subscription Agreements

In connection with the execution of the Business Combination Agreement, the Company entered into convertible note agreements (the “Convertible Note Subscription Agreements”) with certain investors (the “Convertible Note Investors, pursuant to which, among other things, the Company agreed to issue and sell to the Convertible Note Investors”), in private placements to close immediately prior to Closing, (a) the convertible notes for an aggregate purchase price of $100,000,000 and (b) warrants to purchase up to 8,695,652 shares of Common Stock for a per share exercise price of $11.50. The convertible notes are convertible into 8,695,652 shares of Common Stock at a conversion price of $11.50. The obligations to consummate the convertible note investment are conditioned upon, among other things, customary Closing conditions and the consummation of the transactions contemplated by the Business Combination Agreement. The convertible note investment will be consummated substantially concurrently with the Closing.